Digital assets - Fair values of digital assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Digital assets
Total	$ 4,831,637	$ 891
Maximum percentage of other crypto asset	3.00%	3.00%
Bitcoin ("BTC")
Digital assets
Total	$ 2,063,704
Ethereum ("ETH")
Digital assets
Total	742,519
USD Tether ("USDT")
Digital assets
Total	10,583
USDC
Digital assets
Total	1,826,816
Others
Digital assets
Total	$ 188,015	$ 891